TERM FACILITY (Tables)	12 Months Ended
Dec. 31, 2021
TERM FACILITY
	December 31,	December 31,
	2021	2020
Balance at beginning of the period	$2,513	$5,897
Repayments	(2,500)	(3,333)
Unwinding of fair value adjustment	(13)	(51)
Balance at end of the period	-	2,513
Less: Current portion	-	(2,513)
Non-current portion	$-	$-